UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2008

           Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one.):

                              [X] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ             11/14/08
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   11
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Form 13F Information Table Value Total:   $600,955  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                  June 30, 2008


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    Column 1                    Column 2     Column 3     Column 4        Column 5         Column 6   Column 7        Column 8

                                Title of                  Value     Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                 Class       CUSIP       (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Cablevision Sys Corp            CL A         12686C109      5,738      253,892  SH        SOLE                  253,892
                                NY CABLVS
CKX Inc.                        Com          12562M106    122,607   14,012,213  SH        SOLE               14,012,213
Clear Channel Outdoor Hldgs     CL A         18451C109        342       19,200  SH        SOLE                   19,200
Comcast Corp New                CL A         20030N101     17,349      914,565  SH        SOLE                  914,565
Devon Energy Corp New           Com          25179M103      5,614       46,724  SH        SOLE                   46,724
FX Real Estate & Entmt Inc      Com          302709100     12,805    6,739,542  SH        SOLE                6,739,542
Peabody Energy Corp             Com          704549104      2,542       28,865  SH        SOLE                   28,865
Rentrak Corp                    Com          760174102     11,575      822,062  SH        SOLE                  822,062
Time Warner Cable Inc           CL A         88732J108    306,547   11,611,643  SH        SOLE               11,611,643
Verizon Communications Inc      Com          92343V104        315        8,900  SH        SOLE                    8,900
Virgin Media Inc                Com          92769L101    115,521    8,487,977  SH        SOLE                8,487,977





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This report includes  holdings of certain  separately  managed  accounts of W.R.
Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.